UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Hong T. Le

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors®

Semi-annual report for the six months ended June 30, 2021

Flexibility can help
uncover value in any
market environment

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	31.01%	14.49%	12.61%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.95%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.22%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Fundamental Investors for the periods ended June 30, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ancfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

10	Financial statements

14	Notes to financial statements

24	Financial highlights

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 8/1/78)[1]

Fundamental Investors (Class A shares)	14.04%	39.02%	15.86%	13.28%	12.70%
Standard & Poor’s 500 Composite Index[2,3]	15.25	40.79	17.65	14.84	12.16

[1]	The date Capital Research and Management Company began managing the fund.
[2]	Source: S&P Dow Jones Indices.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Fundamental Investors	1

Investment portfolio June 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	79.02%
Eurozone*	5.48
United Kingdom	3.45
Canada	2.45
Taiwan	1.22
Switzerland	.91
Brazil	.87
Sweden	.85
India	.64
Other countries	3.51
Short-term securities & other assets less liabilities	1.60

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 98.06%	Shares	Value (000)
Information technology 23.92%
Microsoft Corp.	23,491,406	$6,363,822
Broadcom, Inc.	10,971,958	5,231,868
Taiwan Semiconductor Manufacturing Company, Ltd.	60,645,000	1,295,066
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,350,683	282,458
Applied Materials, Inc.	10,622,573	1,512,654
ASML Holding NV	1,898,575	1,304,366
ASML Holding NV (New York registered) (ADR)	73,907	51,058
Advanced Micro Devices, Inc.[1]	12,739,293	1,196,602
Apple, Inc.	6,738,158	922,858
Arista Networks, Inc.[1]	2,179,413	789,623
NortonLifeLock, Inc.	26,646,064	725,306
TE Connectivity, Ltd.	5,073,292	685,960
PayPal Holdings, Inc.[1]	2,345,933	683,793
Mastercard, Inc., Class A	1,814,530	662,467
Intel Corp.	10,703,294	600,883
Fidelity National Information Services, Inc.	3,498,147	495,582
HubSpot, Inc.[1]	836,843	487,645
KLA Corp.	1,483,459	480,952
Texas Instruments, Inc.	2,494,749	479,740
Motorola Solutions, Inc.	2,145,474	465,246
RingCentral, Inc., Class A1	1,537,261	446,697
FleetCor Technologies, Inc.[1]	1,479,017	378,717
SK hynix, Inc.	3,135,100	354,948
Visa, Inc., Class A	1,402,898	328,026
Samsung Electronics Co., Ltd.	4,568,381	327,371
Square, Inc., Class A1	1,226,709	299,072
MongoDB, Inc., Class A1	799,327	288,973
Ceridian HCM Holding, Inc.[1]	2,864,649	274,777
VeriSign, Inc.[1]	1,200,004	273,229
Cisco Systems, Inc.	4,990,678	264,506
Micron Technology, Inc.[1]	3,048,233	259,039
Paychex, Inc.	2,278,918	244,528
STMicroelectronics NV	6,063,674	220,050
Dell Technologies, Inc., Class C1	2,056,672	204,988
SAP SE	1,144,811	161,321
MicroStrategy, Inc., Class A1,2	232,406	154,434
EPAM Systems, Inc.[1]	287,839	147,074
Shopify, Inc., Class A, subordinate voting shares[1]	99,274	145,037
Adobe, Inc.[1]	247,021	144,665
Lam Research Corp.	212,859	138,507
Automatic Data Processing, Inc.	677,902	134,645
Cree, Inc.[1]	1,271,527	124,521
NetApp, Inc.	1,494,561	122,285
Autodesk, Inc.[1]	399,254	116,542

2	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
ServiceNow, Inc.[1]	204,088	$112,157
Smartsheet, Inc., Class A1	1,543,916	111,656
Edenred SA	1,607,140	91,567
Amadeus IT Group SA, Class A, non-registered shares[1]	1,189,155	83,644
Concentrix Corp.[1]	513,063	82,501
LiveRamp Holdings, Inc.[1]	1,136,654	53,252
ON Semiconductor Corp.[1]	1,382,705	52,930
Dolby Laboratories, Inc., Class A	409,139	40,214
Snowflake, Inc., Class A1	162,071	39,189
Keyence Corp.	76,100	38,408
		30,977,419

Communication services 12.33%
Facebook, Inc., Class A1	12,939,971	4,499,357
Alphabet, Inc., Class C1	869,163	2,178,401
Alphabet, Inc., Class A1	260,429	635,913
Comcast Corp., Class A	42,937,250	2,448,282
Netflix, Inc.[1]	3,806,809	2,010,795
Charter Communications, Inc., Class A1	1,774,286	1,280,059
Sea, Ltd., Class A (ADR)[1]	2,450,841	673,001
Walt Disney Company[1]	3,490,768	613,572
Activision Blizzard, Inc.	3,952,546	377,231
T-Mobile US, Inc.[1]	1,936,765	280,502
Snap, Inc., Class A1	2,992,086	203,881
Tencent Holdings, Ltd.	1,927,600	144,986
Pinterest, Inc., Class A1	1,709,776	134,987
AT&T, Inc.	3,991,599	114,878
New York Times Co., Class A	2,115,405	92,126
JOYY Inc., Class A (ADR)[2]	1,359,870	89,711
Vivendi SA2	2,572,585	86,419
SoftBank Corp.	3,980,500	52,078
HUYA, Inc. (ADR)[1,2]	1,950,894	34,433
CD Projekt SA	374,833	18,188
		15,968,800

Health care 11.60%
UnitedHealth Group, Inc.	4,715,535	1,888,289
Pfizer, Inc.	38,674,990	1,514,513
Centene Corp.[1]	18,785,355	1,370,016
Thermo Fisher Scientific, Inc.	2,054,872	1,036,621
AstraZeneca PLC	7,458,804	895,891
AstraZeneca PLC (ADR)[2]	716,369	42,911
Eli Lilly and Company	4,064,035	932,777
Cigna Corp.	2,564,381	607,938
Regeneron Pharmaceuticals, Inc.[1]	963,352	538,071
Abbott Laboratories	4,027,900	466,954
Molina Healthcare, Inc.[1]	1,442,005	364,914
Baxter International, Inc.	4,433,327	356,883
Bristol-Myers Squibb Company	5,038,309	336,660
Allakos, Inc.[1,3]	3,507,512	299,436
Illumina, Inc.[1]	593,430	280,817
ResMed, Inc.	1,064,160	262,337
Edwards Lifesciences Corp.[1]	2,423,294	250,981
Novo Nordisk A/S, Class B	2,533,440	212,249
Agilon Health, Inc.[1]	5,157,367	209,234
Humana Inc.	426,103	188,644
Vertex Pharmaceuticals, Inc.[1]	914,440	184,379
Danaher Corp.	672,423	180,451
Twist Bioscience Corp.[1]	1,262,642	168,247
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	16,696,268	165,293
NovoCure, Ltd.[1]	660,609	146,536
Ultragenyx Pharmaceutical, Inc.[1]	1,508,549	143,840
Seagen, Inc.[1]	894,842	141,278
Rede D’Or Sao Luiz SA	9,827,058	136,387
Galapagos NV (ADR)[1]	1,721,311	118,581
Zimmer Biomet Holdings, Inc.	716,679	115,256
Biogen, Inc.[1]	329,129	113,968
Applied Molecular Transport, Inc.[1,2,3]	2,286,388	104,579

Fundamental Investors	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Cortexyme, Inc.[1,2,3]	1,919,211	$101,718
BeiGene, Ltd. (ADR)[1]	292,118	100,252
Anthem, Inc.	254,480	97,160
Daiichi Sankyo Company, Ltd.	4,263,150	91,886
BioNTech SE (ADR)[1]	399,159	89,364
Notre Dame Intermédica Participações SA	4,645,000	79,316
GlaxoSmithKline PLC	3,877,505	76,133
Kronos Bio, Inc.[1,2,3]	3,133,214	75,040
Merck & Co., Inc.	867,232	67,445
AmerisourceBergen Corp.	564,570	64,638
Mettler-Toledo International, Inc.[1]	44,762	62,011
Insulet Corp.[1]	206,504	56,687
Incyte Corp.[1]	668,310	56,225
Oak Street Health, Inc.[1]	825,539	48,352
Carl Zeiss Meditec AG, non-registered shares	249,340	48,177
Gilead Sciences, Inc.	658,259	45,328
Guardant Health, Inc.[1]	283,007	35,147
Tandem Diabetes Care, Inc.[1]	249,164	24,269
Bausch Health Companies, Inc.[1]	747,180	21,907
Organon & Co.[1]	86,722	2,624
		15,018,610

Consumer discretionary 10.32%
Amazon.com, Inc.[1]	874,877	3,009,717
Home Depot, Inc.	2,815,555	897,852
Evolution AB	5,629,975	889,681
Dollar General Corp.	3,831,920	829,189
Restaurant Brands International, Inc.	11,449,951	737,835
Prosus NV	6,543,389	639,870
Target Corp.	2,600,143	628,559
Booking Holdings, Inc.[1]	202,503	443,095
LVMH Moët Hennessy-Louis Vuitton SE	502,613	394,117
Flutter Entertainment PLC (CDI)[1]	1,314,540	239,029
Flutter Entertainment PLC[1]	677,483	122,668
Industria de Diseño Textil, SA	9,989,717	351,924
NIKE, Inc., Class B	2,123,362	328,038
Domino’s Pizza, Inc.	697,990	325,605
Marriott International, Inc., Class A1	1,810,280	247,139
McDonald’s Corp.	997,900	230,505
B&M European Value Retail SA	28,673,243	227,352
Caesars Entertainment, Inc.[1]	2,137,613	221,777
Shop Apotheke Europe NV, non-registered shares[1,3]	1,166,589	219,112
YUM! Brands, Inc.	1,895,722	218,065
Galaxy Entertainment Group, Ltd.[1]	24,318,000	194,656
Burlington Stores, Inc.[1]	553,466	178,211
TJX Companies, Inc.	2,496,292	168,300
Darden Restaurants, Inc.	1,049,266	153,182
Hilton Worldwide Holdings, Inc.[1]	1,156,118	139,451
Entain PLC[1]	5,521,379	133,317
Peloton Interactive, Inc., Class A1	1,026,945	127,362
Cie. Financière Richemont SA, Class A	978,601	118,405
Kering SA	129,512	113,180
Arrival Group[1,2]	6,384,239	100,041
Trainline PLC[1]	22,560,332	91,626
Five Below, Inc.[1]	465,769	90,019
Carvana Co., Class A1	296,875	89,603
Floor & Decor Holdings, Inc., Class A1	796,992	84,242
Toll Brothers, Inc.	1,392,515	80,501
adidas AG	214,930	79,999
MercadoLibre, Inc.[1]	48,458	75,487
THG PLC[1]	8,485,900	71,605
Lowe’s Companies, Inc.	285,581	55,394
Airbnb, Inc., Class A1	89,963	13,777
		13,359,487

4	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Financials 10.29%
JPMorgan Chase & Co.	11,137,893	$1,732,388
The Blackstone Group, Inc.	12,326,827	1,197,428
CME Group, Inc., Class A	3,110,453	661,531
Intercontinental Exchange, Inc.	5,543,960	658,068
KKR & Co., Inc.	10,681,162	632,752
BlackRock, Inc.	638,008	558,238
Bank of America Corp.	13,522,639	557,538
Apollo Global Management, Inc., Class A	8,712,106	541,893
Aon PLC, Class A	2,013,886	480,835
HDFC Bank, Ltd.	22,825,000	459,970
Sberbank of Russia PJSC (ADR)	23,510,850	390,398
Synchrony Financial	7,850,515	380,907
Truist Financial Corp.	6,573,251	364,815
Chubb, Ltd.	1,918,043	304,854
Citigroup, Inc.	4,290,967	303,586
Moody’s Corp.	826,525	299,508
Capital One Financial Corp.	1,933,871	299,151
Marsh & McLennan Companies, Inc.	2,038,844	286,825
First Republic Bank	1,519,961	284,491
AIA Group, Ltd.	22,183,000	275,705
Citizens Financial Group, Inc.	5,445,318	249,777
Discover Financial Services	2,086,118	246,767
Arthur J. Gallagher & Co.	1,751,482	245,348
Arch Capital Group, Ltd.[1]	5,828,953	226,979
S&P Global, Inc.	501,973	206,035
Kotak Mahindra Bank, Ltd.[1]	7,571,000	173,752
Société Générale	5,321,652	156,870
Brookfield Asset Management, Inc., Class A	2,944,788	150,125
Travelers Companies, Inc.	815,653	122,111
T. Rowe Price Group, Inc.	558,956	110,657
Ares Management Corp., Class A	1,715,449	109,085
W. R. Berkley Corp.	1,196,898	89,085
PNC Financial Services Group, Inc.	448,308	85,519
BNP Paribas SA	1,227,416	76,947
Ping An Insurance (Group) Company of China, Ltd., Class H	7,711,000	75,528
QBE Insurance Group, Ltd.	8,944,247	72,377
London Stock Exchange Group PLC	554,335	61,115
Toronto-Dominion Bank (CAD denominated)	807,740	56,606
Oscar Health, Inc., Class A1,2	1,809,663	38,908
Bank of Nova Scotia (CAD denominated)	597,745	38,876
Progressive Corp.	340,415	33,432
Willis Towers Watson PLC	136,684	31,440
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	20,308	1,056
		13,329,276

Industrials 9.20%
TransDigm Group, Inc.[1]	1,673,602	1,083,306
Honeywell International, Inc.	4,859,128	1,065,850
CSX Corp.	31,065,210	996,572
Deere & Company	2,150,473	758,493
Parker-Hannifin Corp.	1,965,862	603,736
Airbus SE, non-registered shares[1]	4,570,423	587,677
Union Pacific Corp.	2,568,881	564,974
Carrier Global Corp.	11,107,429	539,821
Emerson Electric Co.	5,172,840	497,834
Safran SA	3,496,242	484,712
ABB, Ltd.	14,120,504	479,052
Norfolk Southern Corp.	1,601,037	424,931
Caterpillar, Inc.	1,886,422	410,542
ITT, Inc.	4,055,819	371,472
Nidec Corp.	2,289,300	265,311
Northrop Grumman Corp.	728,927	264,914
Waste Connections, Inc.	1,968,801	235,134
Lockheed Martin Corp.	619,700	234,463
Rockwell Automation	793,518	226,962
Boeing Company[1]	801,572	192,025
LIXIL Corp.	4,575,100	118,315
L3Harris Technologies, Inc.	530,552	114,679

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Raytheon Technologies Corp.	1,333,663	$113,775
TFI International, Inc. (CAD denominated)	1,161,928	106,079
BWX Technologies, Inc.	1,769,486	102,843
Lifco AB, Class B	4,359,400	101,878
MTU Aero Engines AG	356,586	88,327
Armstrong World Industries, Inc.	822,950	88,270
AMETEK, Inc.	602,057	80,375
IMCD NV	498,121	79,206
FTI Consulting, Inc.[1]	579,334	79,143
Dun & Bradstreet Holdings, Inc.[1]	3,589,539	76,708
Shoals Technologies Group, Inc., Class A1	2,013,126	71,466
United Rentals, Inc.[1]	219,208	69,930
Equifax, Inc.	280,337	67,143
Uber Technologies, Inc.[1]	1,122,032	56,236
ASSA ABLOY AB, Class B	1,744,263	52,543
Rexnord Corp.	997,362	49,908
DSV Panalpina A/S	194,266	45,304
Sweco AB, Class B, non-registered shares	1,796,901	32,692
PACCAR, Inc.	261,310	23,322
		11,905,923

Consumer staples 8.47%
Philip Morris International, Inc.	24,284,173	2,406,804
Altria Group, Inc.	41,196,412	1,964,245
British American Tobacco PLC	44,400,211	1,719,726
British American Tobacco PLC (ADR)	1,038,814	40,836
Conagra Brands, Inc.	18,336,914	667,097
Keurig Dr Pepper, Inc.	16,940,797	596,994
Nestlé SA	4,698,846	585,140
Mondelez International, Inc.	8,292,551	517,787
Constellation Brands, Inc., Class A	1,886,971	441,344
Procter & Gamble Company	2,036,613	274,800
Walmart, Inc.	1,866,514	263,216
Archer Daniels Midland Company	4,043,943	245,063
Anheuser-Busch InBev SA/NV	3,070,844	221,425
Bunge, Ltd.	2,820,940	220,456
Reckitt Benckiser Group PLC (ADR)	6,018,200	107,726
Reckitt Benckiser Group PLC	1,187,010	105,038
Kraft Heinz Company	4,855,043	197,989
Kellogg Co.	2,593,141	166,817
ITC, Ltd.	38,035,066	103,723
Church & Dwight Co., Inc.	877,934	74,817
General Mills, Inc.	684,219	41,689
Tesco PLC	1	—	[4]
		10,962,732

Materials 4.97%
Vale SA, ordinary nominative shares (ADR)	26,471,240	603,809
Vale SA, ordinary nominative shares	13,329,000	303,492
LyondellBasell Industries NV	5,620,189	578,149
Eastman Chemical Company	4,899,099	571,970
Grupo México, SAB de CV, Series B	114,129,118	536,809
Dow Inc.	8,352,310	528,534
Barrick Gold Corp.	19,805,639	409,581
Linde PLC	1,257,620	363,578
Wheaton Precious Metals Corp.	7,019,435	309,346
Rio Tinto PLC	3,755,261	309,030
Corteva, Inc.	6,881,798	305,208
Royal Gold, Inc.	2,274,983	259,575
First Quantum Minerals, Ltd.	11,230,363	258,835
Westlake Chemical Corp.	2,595,418	233,821
Franco-Nevada Corp.	1,478,000	214,486
BHP Group PLC	5,519,690	162,634
PPG Industries, Inc.	658,415	111,779
Air Products and Chemicals, Inc.	324,384	93,319
Packaging Corporation of America	685,188	92,788

6	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Asian Paints, Ltd.	2,142,500	$86,262
CCL Industries, Inc., Class B, nonvoting shares	1,157,633	63,756
Sherwin-Williams Company	149,605	40,760
		6,437,521

Energy 3.07%
ConocoPhillips	11,450,258	697,321
Canadian Natural Resources, Ltd. (CAD denominated)	17,986,913	652,961
Exxon Mobil Corp.	7,338,596	462,919
Valero Energy Corp.	5,593,286	436,724
Chevron Corp.	3,747,953	392,561
EOG Resources, Inc.	4,689,797	391,317
BP PLC	74,592,999	325,031
Baker Hughes Co., Class A	9,110,824	208,364
Pioneer Natural Resources Company	720,284	117,060
Chesapeake Energy Corp.	2,179,922	113,181
Cabot Oil & Gas Corp.	6,359,615	111,039
Equitrans Midstream Corp.	7,954,710	67,695
		3,976,173

Utilities 2.32%
Enel SpA	101,492,433	942,539
AES Corp.	21,163,867	551,742
DTE Energy Company	2,918,715	378,265
Sempra Energy	1,724,107	228,410
Ørsted AS	1,288,040	180,742
Xcel Energy, Inc.	2,414,398	159,061
Exelon Corp.	3,545,332	157,094
CenterPoint Energy, Inc.	5,877,126	144,107
CMS Energy Corp.	1,990,220	117,582
NextEra Energy, Inc.	997,900	73,126
Iberdrola, SA, non-registered shares	3,196,958	38,969
Brookfield Infrastructure Partners LP	573,483	31,839
		3,003,476

Real estate 1.57%
Crown Castle International Corp. REIT	4,129,101	805,588
VICI Properties, Inc. REIT	12,248,436	379,946
Gaming and Leisure Properties, Inc. REIT	6,426,884	297,757
Equinix, Inc. REIT	293,522	235,581
AvalonBay Communities, Inc. REIT	674,303	140,720
Digital Realty Trust, Inc. REIT	301,203	45,319
Brookfield Property Partners LP	1,894,989	35,910
Shimao Group Holdings, Ltd.	14,560,000	35,705
KE Holdings, Inc., Class A (ADR)[1]	658,614	31,403
K-Fast Holding AB, Class B1	3,114,076	22,742
		2,030,671

Total common stocks (cost: $69,689,490,000)		126,970,088

Preferred securities 0.02%
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares	500,000	32,722

Total preferred securities (cost: $14,544,000)		32,722

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	179,714	120

Total rights & warrants (cost: $0)		120

Fundamental Investors	7

Convertible stocks 0.32%	Shares	Value (000)
Information technology 0.17%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	141,340	$214,819

Financials 0.08%
KKR & Co., Inc., Series C, 6.00% convertible preferred shares	1,269,092	97,796

Utilities 0.07%
AES Corp., convertible preferred units, 6.875% 2024	640,552	68,904
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	558,524	27,591
		96,495

Total convertible stocks (cost: $300,903,000)		409,110

Short-term securities 1.64%
Money market investments 1.54%
Capital Group Central Cash Fund 0.04%[3,5]	19,920,667	1,992,067

Money market investments purchased with collateral from securities on loan 0.10%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,6]	73,519,217	73,519
Capital Group Central Cash Fund 0.04%[3,5,6]	594,327	59,433
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,6]	390,363	390
		133,342

Total short-term securities (cost: $2,125,259,000)		2,125,409
Total investment securities 100.04% (cost: $72,130,196,000)		129,537,449
Other assets less liabilities (0.04)%		(52,842)

Net assets 100.00%		$129,484,607

8	Fundamental Investors

Investments in affiliates3

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 0.62%
Health care 0.45%
Allakos, Inc.[1]	$481,945	$8,988	$924	$368	$(190,941)	$299,436	$—
Applied Molecular Transport, Inc.[1,2]	65,542	6,407	303	128	32,805	104,579	—
Cortexyme, Inc.[1,2]	30,137	29,983	253	101	41,750	101,718	—
Kronos Bio, Inc.[1,2]	—	88,318	171	(7)	(13,100)	75,040	—
GW Pharmaceuticals PLC (ADR)[1,7]	230,820	—	430,382	195,041	4,521	—	—
						580,773
Consumer discretionary 0.17%
Shop Apotheke Europe NV, non-registered shares[1]	64,638	210,409	595	62	(55,402)	219,112	—
Total common stocks						799,885
Short-term securities 1.58%
Money market investments 1.54%
Capital Group Central Cash Fund 0.04%[5]	2,361,500	4,163,909	4,533,108	20	(254)	1,992,067	842
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.04%[5,6]	—	59,4338				59,433	—	[9]
Total short-term securities						2,051,500
Total 2.20%				$195,713	$(180,621)	$2,851,385	$842

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $193,980,000, which represented .15% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2021.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Unaffiliated issuer at 6/30/2021.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

See notes to financial statements.

Fundamental Investors	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $193,980 of investment securities on loan):
Unaffiliated issuers (cost: $69,285,752)	$126,686,064
Affiliated issuers (cost: $2,844,444)	2,851,385	$129,537,449
Cash		4,267
Cash denominated in currencies other than U.S. dollars (cost: $8,421)		8,421
Cash collateral received for securities on loan		14,816
Receivables for:
Sales of investments	246,129
Sales of fund’s shares	81,082
Dividends	151,757
Securities lending income	6	478,974
		130,043,927
Liabilities:
Collateral for securities on loan		148,158
Payables for:
Purchases of investments	235,817
Repurchases of fund’s shares	92,962
Investment advisory services	25,308
Services provided by related parties	24,702
Trustees’ deferred compensation	4,658
Non-U.S. taxes	26,349
Other	1,366	411,162
Net assets at June 30, 2021		$129,484,607

Net assets consist of:
Capital paid in on shares of beneficial interest		$66,651,460
Total distributable earnings		62,833,147
Net assets at June 30, 2021		$129,484,607

See notes to financial statements.

10	Fundamental Investors

Financial statements (continued)

Statement of assets and liabilities at June 30, 2021 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,696,133 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$67,655,907	885,907		$76.37
Class C	1,741,081	22,926		75.94
Class T	13	—	*	76.34
Class F-1	2,400,840	31,456		76.32
Class F-2	13,275,175	173,926		76.33
Class F-3	9,396,245	123,104		76.33
Class 529-A	3,633,318	47,664		76.23
Class 529-C	144,387	1,892		76.30
Class 529-E	105,341	1,383		76.16
Class 529-T	18	—	*	76.35
Class 529-F-1	13	—	*	76.15
Class 529-F-2	272,240	3,565		76.36
Class 529-F-3	13	—	*	76.36
Class R-1	117,989	1,554		75.95
Class R-2	785,155	10,351		75.86
Class R-2E	107,379	1,415		75.92
Class R-3	1,949,066	25,594		76.15
Class R-4	1,872,930	24,587		76.17
Class R-5E	592,722	7,779		76.19
Class R-5	1,239,999	16,225		76.43
Class R-6	24,194,776	316,805		76.37

*	Amount less than one thousand.

See notes to financial statements.

Fundamental Investors	11

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $30,767; also includes $842 from affiliates)	$1,119,650
Securities lending income (net of fees)	3,891
Interest	72	$1,123,613
Fees and expenses*:
Investment advisory services	146,079
Distribution services	104,721
Transfer agent services	38,216
Administrative services	18,324
Reports to shareholders	1,195
Registration statement and prospectus	919
Trustees’ compensation	881
Auditing and legal	46
Custodian	2,140
Other	1,271
Total fees and expenses before waiver/reimbursement	313,792
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	41
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		313,751
Net investment income		809,862

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments (net of non-U.S. taxes of $2,255):
Unaffiliated issuers	4,831,566
Affiliated issuers	195,713
In-kind redemptions	188,858
Currency transactions	628	5,216,765
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $21,636):
Unaffiliated issuers	10,312,445
Affiliated issuers	(180,621)
Currency translations	(2,050)	10,129,774
Net realized gain and unrealized appreciation		15,346,539
Net increase in net assets resulting from operations		$16,156,401

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

12	Fundamental Investors

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$809,862	$1,595,075
Net realized gain	5,216,765	3,782,868
Net unrealized appreciation	10,129,774	9,474,995
Net increase in net assets resulting from operations	16,156,401	14,852,938

Distributions paid to shareholders	(4,119,420)	(3,132,095)

Net capital share transactions	1,627,157	(4,417,779)

Total increase in net assets	13,664,138	7,303,064

Net assets:
Beginning of period	115,820,469	108,517,405
End of period	$129,484,607	$115,820,469

*	Unaudited.

See notes to financial statements.

Fundamental Investors	13

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

14	Fundamental Investors

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Fundamental Investors	15

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

16	Fundamental Investors

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2021, the total value of securities on loan was $193,980,000, and the total value of collateral received was $201,295,000. Collateral received includes cash of $148,158,000 and U.S. government securities of $53,137,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Fundamental Investors	17

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2021, the fund recognized $388,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$164,207
Undistributed long-term capital gains	3,505,019

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$57,662,894
Gross unrealized depreciation on investments	(373,706)
Net unrealized appreciation on investments	57,289,188
Cost of investments	72,248,261

18	Fundamental Investors

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2021						Year ended December 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$294,215		$1,831,077		$2,125,292		$902,306		$690,446		$1,592,752
Class C	1,380		47,343		48,723		14,955		23,616		38,571
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	10,026		65,268		75,294		38,141		30,455		68,596
Class F-2	70,650		359,226		429,876		193,513		129,288		322,801
Class F-3	54,581		253,783		308,364		145,972		93,395		239,367
Class 529-A	15,052		98,198		113,250		45,940		34,880		80,820
Class 529-C	91		3,902		3,993		1,485		3,945		5,430
Class 529-E	327		2,850		3,177		1,235		1,140		2,375
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	1,930		2,506		4,436
Class 529-F-2†	1,411		7,337		8,748		1,814		—		1,814
Class 529-F-3†	—	*	—	*	—	*	—	*	—		—	*
Class R-1	73		3,218		3,291		950		1,557		2,507
Class R-2	529		21,419		21,948		6,137		8,709		14,846
Class R-2E	226		2,946		3,172		1,097		1,167		2,264
Class R-3	5,448		53,160		58,608		23,128		22,756		45,884
Class R-4	7,889		50,906		58,795		28,378		22,602		50,980
Class R-5E	3,039		15,741		18,780		6,904		4,744		11,648
Class R-5	7,146		33,617		40,763		22,874		15,677		38,551
Class R-6	140,541		656,804		797,345		371,495		236,958		608,453
Total	$612,624		$3,506,796		$4,119,420		$1,808,254		$1,323,841		$3,132,095

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.229% on such assets in excess of $89 billion. During the six months ended June 30, 2021, CRMC waived $41,000 of investment advisory service fees. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $146,079,000 were reduced to $146,038,000, both of which were equivalent to an annualized rate of 0.239% of average daily net assets.

Fundamental Investors	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	Fundamental Investors

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$77,654	$23,669		$9,577		Not applicable
Class C	8,432	624		254		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,036	1,517		364		Not applicable
Class F-2	Not applicable	6,332		1,855		Not applicable
Class F-3	Not applicable	79		1,323		Not applicable
Class 529-A	3,947	1,149		511		$1,016
Class 529-C	695	49		21		43
Class 529-E	247	17		15		30
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	75		37		74
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	571	60		17		Not applicable
Class R-2	2,806	1,325		112		Not applicable
Class R-2E	307	107		15		Not applicable
Class R-3	4,737	1,459		284		Not applicable
Class R-4	2,289	947		275		Not applicable
Class R-5E	Not applicable	383		80		Not applicable
Class R-5	Not applicable	323		186		Not applicable
Class R-6	Not applicable	101		3,398		Not applicable
Total class-specific expenses	$104,721	$38,216		$18,324		$1,163

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $881,000 in the fund’s statement of operations reflects $245,000 in current fees (either paid in cash or deferred) and a net increase of $636,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $599,120,000 and $314,390,000, respectively, which generated $103,554,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

Fundamental Investors	21

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class A	$2,225,466	30,074	$2,089,944		27,641		$(3,525,189)	(47,816)	$790,221	9,899
Class C	101,631	1,381	48,559		644		(249,086)	(3,398)	(98,896)	(1,373)
Class T	—	—	—		—		—	—	—	—
Class F-1	63,237	861	74,732		989		(505,477)	(6,885)	(367,508)	(5,035)
Class F-2	1,356,850	18,347	418,203		5,537		(1,279,513)	(17,340)	495,540	6,544
Class F-3	891,170	12,093	306,811		4,062		(957,674)	(12,982)	240,307	3,173
Class 529-A	155,645	2,112	113,224		1,500		(189,237)	(2,584)	79,632	1,028
Class 529-C	10,816	147	3,991		52		(29,091)	(395)	(14,284)	(196)
Class 529-E	3,665	50	3,176		42		(7,373)	(102)	(532)	(10)
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	25,890	349	8,747		116		(18,097)	(246)	16,540	219
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	6,100	83	3,277		43		(15,475)	(211)	(6,098)	(85)
Class R-2	57,857	791	21,940		292		(97,771)	(1,349)	(17,974)	(266)
Class R-2E	10,856	151	3,172		42		(15,749)	(219)	(1,721)	(26)
Class R-3	127,278	1,735	58,532		776		(276,641)	(3,767)	(90,831)	(1,256)
Class R-4	104,020	1,412	58,787		780		(320,776)	(4,390)	(157,969)	(2,198)
Class R-5E	186,724	2,595	18,778		249		(83,002)	(1,122)	122,500	1,722
Class R-5	66,043	902	40,740		539		(244,668)	(3,320)	(137,885)	(1,879)
Class R-6	2,473,440	33,038	792,383		10,486		(2,489,709)	(33,315)	776,114	10,209
Total net increase (decrease)	$7,866,688	106,121	$4,064,997		53,790		$(10,304,528)	(139,441)	$1,627,157	20,470

See end of table for footnotes.

22	Fundamental Investors

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$3,693,583	63,532		$1,564,823		26,638		$(7,476,986)	(128,585)	$(2,218,580)	(38,415)
Class C	194,230	3,386		38,353		652		(768,266)	(13,162)	(535,683)	(9,124)
Class T	—	—		—		—		—	—	—	—
Class F-1	219,773	3,791		67,464		1,155		(761,519)	(13,157)	(474,282)	(8,211)
Class F-2	2,368,919	40,342		312,251		5,335		(3,041,000)	(52,827)	(359,830)	(7,150)
Class F-3	1,408,140	24,069		237,677		4,065		(1,777,869)	(30,698)	(132,052)	(2,564)
Class 529-A	416,367	7,016		80,801		1,373		(426,980)	(7,143)	70,188	1,246
Class 529-C	24,042	409		5,427		94		(240,423)	(4,071)	(210,954)	(3,568)
Class 529-E	7,485	126		2,374		41		(17,205)	(289)	(7,346)	(122)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	31,453	542		4,436		80		(224,413)	(3,785)	(188,524)	(3,163)
Class 529-F-2[3]	204,994	3,419		1,814		26		(6,653)	(99)	200,155	3,346
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	13,558	240		2,513		43		(48,037)	(794)	(31,966)	(511)
Class R-2	118,650	2,032		14,841		251		(210,277)	(3,587)	(76,786)	(1,304)
Class R-2E	19,697	341		2,263		39		(24,268)	(409)	(2,308)	(29)
Class R-3	234,556	4,009		45,820		780		(595,894)	(10,053)	(315,518)	(5,264)
Class R-4	221,075	3,797		50,965		872		(573,960)	(9,727)	(301,920)	(5,058)
Class R-5E	82,456	1,390		11,646		199		(97,877)	(1,659)	(3,775)	(70)
Class R-5	128,184	2,165		38,534		661		(390,008)	(6,533)	(223,290)	(3,707)
Class R-6	2,683,376	47,347		606,137		10,355		(2,894,831)	(48,648)	394,682	9,054
Total net increase (decrease)	$12,070,548	207,953		$3,088,139		52,659		$(19,576,466)	(335,226)	$(4,417,779)	(74,614)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,336,465,000 and $16,578,084,000, respectively, during the six months ended June 30, 2021.

Fundamental Investors	23

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2021[5,6]	$69.15	$.46	$9.22	$9.68	$(.34)	$(2.12)	$(2.46)	$76.37	14.04%[7]		$67,656		.60%[8]		.60%[8]		1.24%[8]
12/31/2020	62.02	.89	8.05	8.94	(1.03)	(.78)	(1.81)	69.15	14.95		60,572		.61		.61		1.48
12/31/2019	52.29	.98	13.30	14.28	(.94)	(3.61)	(4.55)	62.02	27.61		56,715		.61		.61		1.65
12/31/2018	62.21	1.01	(5.19)	(4.18)	(.99)	(4.75)	(5.74)	52.29	(6.60)		47,045		.59		.59		1.61
12/31/2017	54.44	.93	11.65	12.58	(.91)	(3.90)	(4.81)	62.21	23.37		53,885		.60		.60		1.55
12/31/2016	50.71	.87	5.43	6.30	(.87)	(1.70)	(2.57)	54.44	12.54		47,308		.61		.61		1.68
Class C:
6/30/2021[5,6]	68.77	.18	9.17	9.35	(.06)	(2.12)	(2.18)	75.94	13.62	[7]	1,741		1.35	[8]	1.35	[8]	.48	[8]
12/31/2020	61.66	.45	8.01	8.46	(.57)	(.78)	(1.35)	68.77	14.08		1,671		1.35		1.35		.76
12/31/2019	52.00	.52	13.23	13.75	(.48)	(3.61)	(4.09)	61.66	26.66		2,061		1.37		1.37		.89
12/31/2018	61.88	.50	(5.15)	(4.65)	(.48)	(4.75)	(5.23)	52.00	(7.35)		1,996		1.39		1.39		.81
12/31/2017	54.18	.45	11.58	12.03	(.43)	(3.90)	(4.33)	61.88	22.37		2,535		1.40		1.40		.75
12/31/2016	50.48	.45	5.40	5.85	(.45)	(1.70)	(2.15)	54.18	11.64		2,426		1.41		1.41		.87
Class T:
6/30/2021[5,6]	69.12	.54	9.22	9.76	(.42)	(2.12)	(2.54)	76.34	14.17	[7,9]	—	[10]	.36	[8,9]	.36	[8,9]	1.47	[8,9]
12/31/2020	62.02	1.04	8.02	9.06	(1.18)	(.78)	(1.96)	69.12	15.22	[9]	—	[10]	.36	[9]	.36	[9]	1.74	[9]
12/31/2019	52.28	1.12	13.32	14.44	(1.09)	(3.61)	(4.70)	62.02	27.95	[9]	—	[10]	.37	[9]	.37	[9]	1.90	[9]
12/31/2018	62.20	1.14	(5.19)	(4.05)	(1.12)	(4.75)	(5.87)	52.28	(6.41)[9]		—	[10]	.38	[9]	.38	[9]	1.82	[9]
12/31/2017[5,11]	57.85	.81	8.30	9.11	(.86)	(3.90)	(4.76)	62.20	15.96	[7,9]	—	[10]	.39	[8,9]	.39	[8,9]	1.80	[8,9]
Class F-1:
6/30/2021[5,6]	69.10	.43	9.22	9.65	(.31)	(2.12)	(2.43)	76.32	14.01	[7]	2,401		.65	[8]	.65	[8]	1.17	[8]
12/31/2020	61.98	.87	8.03	8.90	(1.00)	(.78)	(1.78)	69.10	14.89		2,522		.65		.65		1.45
12/31/2019	52.26	.94	13.29	14.23	(.90)	(3.61)	(4.51)	61.98	27.53		2,771		.66		.66		1.60
12/31/2018	62.17	.96	(5.18)	(4.22)	(.94)	(4.75)	(5.69)	52.26	(6.67)		2,352		.67		.67		1.52
12/31/2017	54.41	.88	11.65	12.53	(.87)	(3.90)	(4.77)	62.17	23.27		2,970		.67		.67		1.47
12/31/2016	50.69	.83	5.42	6.25	(.83)	(1.70)	(2.53)	54.41	12.45		2,688		.68		.68		1.61
Class F-2:
6/30/2021[5,6]	69.11	.54	9.22	9.76	(.42)	(2.12)	(2.54)	76.33	14.17	[7]	13,275		.38	[8]	.38	[8]	1.46	[8]
12/31/2020	62.00	1.02	8.03	9.05	(1.16)	(.78)	(1.94)	69.11	15.20		11,567		.39		.39		1.71
12/31/2019	52.27	1.10	13.30	14.40	(1.06)	(3.61)	(4.67)	62.00	27.87		10,821		.40		.40		1.86
12/31/2018	62.19	1.13	(5.19)	(4.06)	(1.11)	(4.75)	(5.86)	52.27	(6.43)		8,654		.41		.41		1.80
12/31/2017	54.43	1.00	11.68	12.68	(1.02)	(3.90)	(4.92)	62.19	23.57		7,688		.42		.42		1.68
12/31/2016	50.70	.99	5.41	6.40	(.97)	(1.70)	(2.67)	54.43	12.77		8,424		.41		.41		1.88
Class F-3:
6/30/2021[5,6]	69.11	.57	9.23	9.80	(.46)	(2.12)	(2.58)	76.33	14.22	[7]	9,396		.28	[8]	.28	[8]	1.56	[8]
12/31/2020	62.00	1.08	8.03	9.11	(1.22)	(.78)	(2.00)	69.11	15.32		8,288		.29		.29		1.81
12/31/2019	52.27	1.17	13.29	14.46	(1.12)	(3.61)	(4.73)	62.00	28.01		7,595		.30		.30		1.97
12/31/2018	62.19	1.19	(5.19)	(4.00)	(1.17)	(4.75)	(5.92)	52.27	(6.34)		5,448		.31		.31		1.89
12/31/2017[5,12]	56.55	1.11	9.52	10.63	(1.09)	(3.90)	(4.99)	62.19	19.08	[7]	5,541		.31	[8]	.31	[8]	1.96	[8]
Class 529-A:
6/30/2021[5,6]	69.02	.44	9.22	9.66	(.33)	(2.12)	(2.45)	76.23	14.03	[7]	3,633		.64	[8]	.64	[8]	1.20	[8]
12/31/2020	61.92	.86	8.02	8.88	(1.00)	(.78)	(1.78)	69.02	14.88		3,219		.65		.65		1.43
12/31/2019	52.21	.94	13.28	14.22	(.90)	(3.61)	(4.51)	61.92	27.53		2,810		.67		.67		1.60
12/31/2018	62.12	.96	(5.18)	(4.22)	(.94)	(4.75)	(5.69)	52.21	(6.68)		2,304		.67		.67		1.53
12/31/2017	54.37	.88	11.64	12.52	(.87)	(3.90)	(4.77)	62.12	23.28		2,533		.67		.67		1.47
12/31/2016	50.65	.83	5.42	6.25	(.83)	(1.70)	(2.53)	54.37	12.44		1,995		.69		.69		1.60

See end of table for footnotes.

24	Fundamental Investors

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2021[5,6]	$69.09	$.16	$9.22	$9.38	$(.05)	$(2.12)	$(2.17)	$76.30	13.60%[7]		$145		1.38%[8]		1.38%[8]		.45%[8]
12/31/2020	61.90	.46	8.03	8.49	(.52)	(.78)	(1.30)	69.09	14.05		144		1.40		1.40		.78
12/31/2019	52.19	.50	13.27	13.77	(.45)	(3.61)	(4.06)	61.90	26.59		350		1.41		1.41		.84
12/31/2018	62.08	.48	(5.18)	(4.70)	(.44)	(4.75)	(5.19)	52.19	(7.39)		340		1.43		1.43		.76
12/31/2017	54.31	.41	11.62	12.03	(.36)	(3.90)	(4.26)	62.08	22.32		430		1.45		1.45		.69
12/31/2016	50.60	.42	5.41	5.83	(.42)	(1.70)	(2.12)	54.31	11.57		479		1.47		1.47		.82
Class 529-E:
6/30/2021[5,6]	68.96	.36	9.20	9.56	(.24)	(2.12)	(2.36)	76.16	13.90	[7]	105		.87	[8]	.87	[8]	.97	[8]
12/31/2020	61.85	.73	8.03	8.76	(.87)	(.78)	(1.65)	68.96	14.65		96		.87		.87		1.23
12/31/2019	52.16	.81	13.26	14.07	(.77)	(3.61)	(4.38)	61.85	27.24		94		.89		.89		1.37
12/31/2018	62.06	.81	(5.17)	(4.36)	(.79)	(4.75)	(5.54)	52.16	(6.88)		82		.90		.90		1.29
12/31/2017	54.33	.74	11.62	12.36	(.73)	(3.90)	(4.63)	62.06	22.97		93		.91		.91		1.24
12/31/2016	50.61	.71	5.41	6.12	(.70)	(1.70)	(2.40)	54.33	12.20		80		.93		.93		1.36
Class 529-T:
6/30/2021[5,6]	69.13	.52	9.23	9.75	(.41)	(2.12)	(2.53)	76.35	14.14	[7,9]	—	[10]	.42	[8,9]	.42	[8,9]	1.42	[8,9]
12/31/2020	62.02	1.00	8.04	9.04	(1.15)	(.78)	(1.93)	69.13	15.17	[9]	—	[10]	.41	[9]	.41	[9]	1.68	[9]
12/31/2019	52.28	1.09	13.31	14.40	(1.05)	(3.61)	(4.66)	62.02	27.86	[9]	—	[10]	.42	[9]	.42	[9]	1.85	[9]
12/31/2018	62.20	1.10	(5.18)	(4.08)	(1.09)	(4.75)	(5.84)	52.28	(6.46)[9]		—	[10]	.44	[9]	.44	[9]	1.76	[9]
12/31/2017[5,11]	57.85	.78	8.30	9.08	(.83)	(3.90)	(4.73)	62.20	15.90	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	1.75	[8,9]
Class 529-F-1:
6/30/2021[5,6]	68.95	.51	9.21	9.72	(.40)	(2.12)	(2.52)	76.15	14.14	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	1.39	[8,9]
12/31/2020	61.85	.97	8.05	9.02	(1.14)	(.78)	(1.92)	68.95	15.19	[9]	—	[10]	.42	[9]	.42	[9]	1.66	[9]
12/31/2019	52.15	1.08	13.27	14.35	(1.04)	(3.61)	(4.65)	61.85	27.84		196		.43		.43		1.83
12/31/2018	62.07	1.10	(5.19)	(4.09)	(1.08)	(4.75)	(5.83)	52.15	(6.48)		149		.44		.44		1.76
12/31/2017	54.34	1.01	11.62	12.63	(1.00)	(3.90)	(4.90)	62.07	23.53		137		.45		.45		1.69
12/31/2016	50.62	.94	5.42	6.36	(.94)	(1.70)	(2.64)	54.34	12.71		98		.48		.48		1.82
Class 529-F-2:
6/30/2021[5,6]	69.14	.53	9.22	9.75	(.41)	(2.12)	(2.53)	76.36	14.15	[7]	272		.40	[8]	.40	[8]	1.45	[8]
12/31/2020[5,13]	59.63	.19	9.87	10.06	(.55)	—	(.55)	69.14	16.87	[7]	231		.07	[7]	.07	[7]	.29	[7]
Class 529-F-3:
6/30/2021[5,6]	69.13	.55	9.24	9.79	(.44)	(2.12)	(2.56)	76.36	14.20	[7]	—	[10]	.37	[8]	.34	[8]	1.50	[8]
12/31/2020[5,13]	59.63	.20	9.86	10.06	(.56)	—	(.56)	69.13	16.88	[7]	—	[10]	.09	[7]	.06	[7]	.30	[7]
Class R-1:
6/30/2021[5,6]	68.77	.17	9.18	9.35	(.05)	(2.12)	(2.17)	75.95	13.62	[7]	118		1.38	[8]	1.38	[8]	.46	[8]
12/31/2020	61.65	.42	8.02	8.44	(.54)	(.78)	(1.32)	68.77	14.05		113		1.39		1.39		.71
12/31/2019	52.00	.50	13.23	13.73	(.47)	(3.61)	(4.08)	61.65	26.60		132		1.40		1.40		.86
12/31/2018	61.88	.49	(5.16)	(4.67)	(.46)	(4.75)	(5.21)	52.00	(7.38)		128		1.41		1.41		.78
12/31/2017	54.18	.44	11.59	12.03	(.43)	(3.90)	(4.33)	61.88	22.37		160		1.41		1.41		.74
12/31/2016	50.49	.45	5.39	5.84	(.45)	(1.70)	(2.15)	54.18	11.65		145		1.41		1.41		.88

See end of table for footnotes.

Fundamental Investors	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2021[5,6]	$68.70	$.17	$9.16	$9.33	$(.05)	$(2.12)	$(2.17)	$75.86	13.61%[7]	$785	1.38%[8]		1.38%[8]		.46%[8]
12/31/2020	61.61	.43	8.01	8.44	(.57)	(.78)	(1.35)	68.70	14.06	729	1.38		1.38		.72
12/31/2019	51.97	.51	13.22	13.73	(.48)	(3.61)	(4.09)	61.61	26.62	734	1.40		1.40		.87
12/31/2018	61.86	.49	(5.15)	(4.66)	(.48)	(4.75)	(5.23)	51.97	(7.37)	658	1.41		1.41		.79
12/31/2017	54.16	.44	11.59	12.03	(.43)	(3.90)	(4.33)	61.86	22.39	797	1.40		1.40		.74
12/31/2016	50.47	.46	5.39	5.85	(.46)	(1.70)	(2.16)	54.16	11.65	744	1.39		1.39		.89
Class R-2E:
6/30/2021[5,6]	68.75	.28	9.17	9.45	(.16)	(2.12)	(2.28)	75.92	13.78 [7]	108	1.09	[8]	1.09	[8]	.75	[8]
12/31/2020	61.67	.60	8.01	8.61	(.75)	(.78)	(1.53)	68.75	14.39	99	1.08		1.08		1.01
12/31/2019	52.02	.69	13.23	13.92	(.66)	(3.61)	(4.27)	61.67	26.99	91	1.09		1.09		1.17
12/31/2018	61.92	.69	(5.16)	(4.47)	(.68)	(4.75)	(5.43)	52.02	(7.08)	65	1.11		1.11		1.10
12/31/2017	54.24	.64	11.58	12.22	(.64)	(3.90)	(4.54)	61.92	22.74	56	1.10		1.10		1.06
12/31/2016	50.56	.66	5.38	6.04	(.66)	(1.70)	(2.36)	54.24	12.04	20	1.10		1.10		1.26
Class R-3:
6/30/2021[5,6]	68.96	.33	9.19	9.52	(.21)	(2.12)	(2.33)	76.15	13.84 [7]	1,949	.93	[8]	.93	[8]	.90	[8]
12/31/2020	61.84	.70	8.03	8.73	(.83)	(.78)	(1.61)	68.96	14.58	1,851	.93		.93		1.17
12/31/2019	52.15	.77	13.27	14.04	(.74)	(3.61)	(4.35)	61.84	27.17	1,986	.94		.94		1.31
12/31/2018	62.05	.78	(5.18)	(4.40)	(.75)	(4.75)	(5.50)	52.15	(6.95)	1,880	.96		.96		1.24
12/31/2017	54.31	.71	11.63	12.34	(.70)	(3.90)	(4.60)	62.05	22.93	2,360	.95		.95		1.19
12/31/2016	50.60	.69	5.41	6.10	(.69)	(1.70)	(2.39)	54.31	12.15	2,181	.96		.96		1.33
Class R-4:
6/30/2021[5,6]	68.97	.44	9.20	9.64	(.32)	(2.12)	(2.44)	76.17	14.03 [7]	1,873	.63	[8]	.63	[8]	1.20	[8]
12/31/2020	61.87	.88	8.01	8.89	(1.01)	(.78)	(1.79)	68.97	14.92	1,847	.63		.63		1.47
12/31/2019	52.17	.95	13.28	14.23	(.92)	(3.61)	(4.53)	61.87	27.57	1,970	.64		.64		1.62
12/31/2018	62.07	.96	(5.17)	(4.21)	(.94)	(4.75)	(5.69)	52.17	(6.65)	1,879	.65		.65		1.54
12/31/2017	54.33	.89	11.63	12.52	(.88)	(3.90)	(4.78)	62.07	23.30	2,523	.65		.65		1.49
12/31/2016	50.62	.85	5.40	6.25	(.84)	(1.70)	(2.54)	54.33	12.47	2,318	.66		.66		1.63
Class R-5E:
6/30/2021[5,6]	68.99	.53	9.20	9.73	(.41)	(2.12)	(2.53)	76.19	14.15 [7]	593	.42	[8]	.42	[8]	1.45	[8]
12/31/2020	61.90	.99	8.02	9.01	(1.14)	(.78)	(1.92)	68.99	15.14	418	.43		.43		1.67
12/31/2019	52.19	1.09	13.28	14.37	(1.05)	(3.61)	(4.66)	61.90	27.85	379	.43		.43		1.84
12/31/2018	62.12	1.14	(5.22)	(4.08)	(1.10)	(4.75)	(5.85)	52.19	(6.45)	255	.45		.45		1.86
12/31/2017	54.38	1.02	11.64	12.66	(1.02)	(3.90)	(4.92)	62.12	23.54	16	.44		.44		1.70
12/31/2016	50.69	1.03	5.30	6.33	(.94)	(1.70)	(2.64)	54.38	12.62	10	.57		.57		1.99
Class R-5:
6/30/2021[5,6]	69.19	.55	9.25	9.80	(.44)	(2.12)	(2.56)	76.43	14.19 [7]	1,240	.33	[8]	.33	[8]	1.50	[8]
12/31/2020	62.08	1.06	8.03	9.09	(1.20)	(.78)	(1.98)	69.19	15.25	1,253	.33		.33		1.77
12/31/2019	52.33	1.13	13.33	14.46	(1.10)	(3.61)	(4.71)	62.08	27.95	1,354	.34		.34		1.91
12/31/2018	62.25	1.16	(5.19)	(4.03)	(1.14)	(4.75)	(5.89)	52.33	(6.37)	1,326	.35		.35		1.84
12/31/2017	54.47	1.07	11.67	12.74	(1.06)	(3.90)	(4.96)	62.25	23.68	2,041	.35		.35		1.79
12/31/2016	50.74	1.00	5.43	6.43	(1.00)	(1.70)	(2.70)	54.47	12.81	1,800	.35		.35		1.93
Class R-6:
6/30/2021[5,6]	69.14	.57	9.24	9.81	(.46)	(2.12)	(2.58)	76.37	14.23 [7]	24,195	.28	[8]	.28	[8]	1.56	[8]
12/31/2020	62.04	1.08	8.03	9.11	(1.23)	(.78)	(2.01)	69.14	15.30	21,200	.28		.28		1.80
12/31/2019	52.30	1.17	13.31	14.48	(1.13)	(3.61)	(4.74)	62.04	28.01	18,458	.29		.29		1.98
12/31/2018	62.22	1.19	(5.19)	(4.00)	(1.17)	(4.75)	(5.92)	52.30	(6.33)	13,670	.30		.30		1.90
12/31/2017	54.45	1.10	11.66	12.76	(1.09)	(3.90)	(4.99)	62.22	23.72	12,701	.30		.30		1.84
12/31/2016	50.72	1.04	5.42	6.46	(1.03)	(1.70)	(2.73)	54.45	12.88	8,948	.31		.31		1.99

See end of table for footnotes.

26	Fundamental Investors

Financial highlights (continued)

	Six months ended	Year ended December 31,
	June 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[14]	13%	48%	40%	34%	29%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC waived a portion of investment advisory services fees and during the periods shown reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

Fundamental Investors	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	Fundamental Investors

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,140.43	$3.18	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	1,136.21	7.15	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	1,141.74	1.91	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	1,140.14	3.45	.65
Class F-1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class F-2 – actual return	1,000.00	1,141.67	2.02	.38
Class F-2 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class F-3 – actual return	1,000.00	1,142.20	1.49	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	1,140.32	3.40	.64
Class 529-A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-C – actual return	1,000.00	1,135.95	7.31	1.38
Class 529-C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class 529-E – actual return	1,000.00	1,139.05	4.61	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	1,141.43	2.23	.42
Class 529-T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,141.41	2.39	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,141.51	2.12	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class 529-F-3 – actual return	1,000.00	1,141.96	1.81	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-1 – actual return	1,000.00	1,136.21	7.31	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	1,136.08	7.31	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,137.81	5.78	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 – actual return	1,000.00	1,138.44	4.93	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	1,140.26	3.34	.63
Class R-4 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5E – actual return	1,000.00	1,141.48	2.23	.42
Class R-5E – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 – actual return	1,000.00	1,141.87	1.75	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	1,142.27	1.49	.28
Class R-6 – assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Fundamental Investors	29

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30	Fundamental Investors

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Fundamental Investors	31

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

32	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.

[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.

[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2021